SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of changes in working capital

	December 31, 2017	December 31, 2016	December 31, 2015
(Increase) decrease in accounts receivables and current assets	(162)	36	(9)
Increase (decrease) in prepaid expenses	46	(73)	21
Increase (decrease) in trade payables and accrued liabilities	21	(15)	(180)

Total changes in working capital	(95)	(52)	(168)